STATEMENT OF INVESTMENTS
BNY Mellon Short-Term U.S. Government Securities Fund

May 31, 2022 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.9%
Municipal Securities - 7.2%
Chicago II, GO, Refunding, Ser. B	7.75	1/1/2025	2,008,000	[a]	2,248,024
Connecticut, GO, Ser. A	0.92	6/1/2025	250,000		232,606
Gilroy Unified School District, GO, Refunding	1.73	8/1/2022	450,000		450,202
Kentucky Property & Building Commission, Revenue Bonds, Refunding, Ser. D	2.08	11/1/2023	500,000		493,687
Massachusetts College Building Authority, Revenue Bonds, Refunding, Ser. C	1.90	5/1/2023	2,000,000		1,989,694
Mesa Utility System, Revenue Bonds, Ser. B	2.90	7/1/2023	1,000,000	[b]	1,002,102
New York State Dormitory Authority, Revenue Bonds, Refunding (State of New York Personal Income Tax) Ser. C	0.49	3/15/2024	1,750,000		1,672,558
Sumter Landing Community Development District, Revenue Bonds	2.80	10/1/2022	1,000,000		1,002,790
Tennessee School Bond Authority, Revenue Bonds, Refunding, Ser.A	0.22	11/1/2023	1,500,000		1,452,151
Virginia Resources Authority, Revenue Bonds, Refunding, Ser. C	1.89	11/1/2022	500,000		500,689
				11,044,503
U.S. Government Agencies Collateralized Mortgage Obligations - 18.2%
Federal Home Loan Mortgage Corp., REMIC, Ser. 2586, Cl. MJ	5.50	3/15/2023	23,496	[c]	23,736
Federal Home Loan Mortgage Corp., REMIC, Ser. 3527, Cl. DA	4.00	4/15/2029	37,807	[c]	38,019
Federal Home Loan Mortgage Corp., REMIC, Ser. 3563, Cl. BD	4.00	8/15/2024	122,214	[c]	123,938
Federal Home Loan Mortgage Corp., REMIC, Ser. 3627, Cl. QH	4.00	1/15/2025	409,101	[c]	415,719
Federal Home Loan Mortgage Corp., REMIC, Ser. 3640, Cl. GM	4.00	3/15/2025	276,319	[c]	280,813
Federal Home Loan Mortgage Corp., REMIC, Ser. 3780, Cl. AV	4.00	4/15/2031	856,127	[c]	872,685
Federal Home Loan Mortgage Corp., REMIC, Ser. 3810, Cl. QB	3.50	2/15/2026	397,495	[c]	402,262
Federal Home Loan Mortgage Corp., REMIC, Ser. 3816, Cl. HA	3.50	11/15/2025	989,613	[c]	1,001,307

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.9% (continued)
U.S. Government Agencies Collateralized Mortgage Obligations - 18.2% (continued)
Federal Home Loan Mortgage Corp., REMIC, Ser. 3820, Cl. TB	3.50	3/15/2026	620,626	[c]	628,097
Federal Home Loan Mortgage Corp., REMIC, Ser. 3830, Cl. NB	4.50	2/15/2039	652,538	[c]	663,144
Federal Home Loan Mortgage Corp., REMIC, Ser. 3909, Cl. NG	4.00	8/15/2026	758,340	[c]	773,676
Federal Home Loan Mortgage Corp., REMIC, Ser. 3964, Cl. QA	3.00	11/15/2026	370,501	[c]	371,699
Federal Home Loan Mortgage Corp., REMIC, Ser. 3987, Cl. A	2.00	9/15/2026	55,001	[c]	54,809
Federal Home Loan Mortgage Corp., REMIC, Ser. 3998, Cl. KG	2.00	11/15/2026	1,227,578	[c]	1,221,854
Federal Home Loan Mortgage Corp., REMIC, Ser. 4020, Cl. PC	1.75	3/15/2027	169,029	[c]	166,399
Federal Home Loan Mortgage Corp., REMIC, Ser. 4029, Cl. LA	2.00	1/15/2027	900,255	[c]	893,643
Federal Home Loan Mortgage Corp., REMIC, Ser. 4216, Cl. KC	1.75	6/15/2028	777,900	[c]	762,467
Federal Home Loan Mortgage Corp., REMIC, Ser. 4221, Cl. BZ	6.50	10/15/2032	571,280	[c]	574,210
Federal Home Loan Mortgage Corp., REMIC, Ser. 4287, Cl. AB	2.00	12/15/2026	196,614	[c]	193,164
Federal Home Loan Mortgage Corp., REMIC, Ser. 4304, Cl. DA	2.50	1/15/2027	145,759	[c]	145,927
Federal Home Loan Mortgage Corp., REMIC, Ser. 4313, Cl. ME	3.00	4/15/2039	852,602	[c]	838,968
Federal Home Loan Mortgage Corp., REMIC, Ser. 4386, Cl. AB	3.00	9/15/2029	349,056	[c]	350,731
Federal Home Loan Mortgage Corp., REMIC, Ser. 4465, Cl. BA	2.50	12/15/2039	560,667	[c]	560,119
Federal Home Loan Mortgage Corp., REMIC, Ser. 4569, Cl. DV	3.00	8/15/2027	1,019,030	[c]	1,016,756
Federal Home Loan Mortgage Corp., REMIC, Ser. 5058, Cl. CD	1.00	6/15/2027	815,930	[c]	789,207
Federal Home Loan Mortgage Corp., REMIC, Ser. 5071, Cl. BA	3.00	11/25/2035	2,551,022	[c]	2,549,087
Federal National Mortgage Association, REMIC, Ser. 2005-63, Cl. HB	5.00	7/25/2025	60,515	[c]	61,299
Federal National Mortgage Association, REMIC, Ser. 2009-21, Cl. HB	4.50	4/25/2024	50	[c]	50
Federal National Mortgage Association, REMIC, Ser. 2010-112, Cl. CY	4.00	10/25/2025	648,516	[c]	657,777

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.9% (continued)
U.S. Government Agencies Collateralized Mortgage Obligations - 18.2% (continued)
Federal National Mortgage Association, REMIC, Ser. 2011-71, Cl. BA	4.00	5/25/2037	129,518	[c]	129,890
Federal National Mortgage Association, REMIC, Ser. 2011-79, Cl. GC	2.00	12/25/2022	29,076	[c]	29,053
Federal National Mortgage Association, REMIC, Ser. 2011-79, Cl. HD	2.00	12/25/2022	14,711	[c]	14,699
Federal National Mortgage Association, REMIC, Ser. 2011-88, Cl. M	3.50	9/25/2026	356,063	[c]	359,947
Federal National Mortgage Association, REMIC, Ser. 2012-127, Cl. DH	4.00	11/25/2027	18,981	[c]	19,077
Federal National Mortgage Association, REMIC, Ser. 2012-148, Cl. DC	1.50	1/25/2028	1,073,207	[c]	1,045,320
Federal National Mortgage Association, REMIC, Ser. 2012-78, Cl. KB	1.75	7/25/2027	256,844	[c]	250,447
Federal National Mortgage Association, REMIC, Ser. 2012-98, Cl. YM	1.50	9/25/2027	879,545	[c]	853,244
Federal National Mortgage Association, REMIC, Ser. 2013-137, Cl. V	3.50	10/25/2028	235,180	[c]	237,550
Federal National Mortgage Association, REMIC, Ser. 2013-30, Cl. DA	1.75	4/25/2028	301,991	[c]	293,363
Federal National Mortgage Association, REMIC, Ser. 2013-39, Cl. MP	1.75	5/25/2028	955,286	[c]	930,618
Federal National Mortgage Association, REMIC, Ser. 2014-19, Cl. VK	4.50	4/25/2034	381,303	[c]	383,966
Federal National Mortgage Association, REMIC, Ser. 2014-34, Cl. LC	2.50	6/25/2029	387,184	[c]	384,862
Federal National Mortgage Association, REMIC, Ser. 2015-33, Cl. P	2.50	6/25/2045	1,175,540	[c]	1,155,909
Federal National Mortgage Association, REMIC, Ser. 2017-9, Cl. HA	3.00	12/25/2042	718,920	[c]	721,743
Federal National Mortgage Association, REMIC, Ser. 2020-28, Cl. V	3.50	2/25/2048	931,537	[c]	934,663

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.9% (continued)
U.S. Government Agencies Collateralized Mortgage Obligations - 18.2% (continued)
Government National Mortgage Association, Ser. 2010-6, Cl. AB	3.00	11/20/2039	540,582		541,872
Government National Mortgage Association, Ser. 2012-101, Cl. MA	2.50	5/20/2040	527,984		525,835
Government National Mortgage Association, Ser. 2012-51, Cl. VQ	3.50	4/20/2025	540,366		545,744
Government National Mortgage Association, Ser. 2022-90, CI. KB	3.00	9/20/2044	2,000,000		1,981,990
				27,771,354
U.S. Government Agencies Collateralized Municipal-Backed Securities - 28.2%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K030, Cl. A2	3.25	4/25/2023	1,463,647	[c]	1,471,808
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K721, Cl. A2	3.09	8/25/2022	795,644	[c]	796,125
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K724, Cl. A2	3.06	11/25/2023	2,000,000	[c]	2,007,186
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K725, Cl. A2	3.00	1/25/2024	750,000	[c]	752,075
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. KC03, Cl. A2	3.50	1/25/2026	1,500,000	[c]	1,497,988
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. KL1P, Cl. A1P	2.54	10/25/2025	1,998,888	[c]	1,982,988
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. KLU1, Cl. A1	2.38	1/25/2025	2,408,530	[c]	2,398,443
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. X2FX, Cl. A2	2.41	9/25/2025	1,676,888	[c]	1,656,169
Federal Home Loan Mortgage Corp. Small Business Mortgage Trust, Ser. 2016-SB22, Cl. A7F	1.98	9/25/2023	740,399	[c]	734,262

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.9% (continued)
U.S. Government Agencies Collateralized Municipal-Backed Securities - 28.2% (continued)
Federal Home Loan Mortgage Corp. Small Business Mortgage Trust, Ser. 2016-SB25, Cl. A7F	2.58	10/25/2023	589,978	[c]	587,810
Federal Home Loan Mortgage Corp. Small Business Mortgage Trust, Ser. 2018-SB50, Cl. A5F	2.99	4/25/2023	2,080,818	[c]	2,086,364
Federal Home Loan Mortgage Corp. Small Business Mortgage Trust, Ser. 2018-SB51, CI. A5H	3.14	4/25/2038	762,329	[c,d]	764,984
Federal Home Loan Mortgage Corp. Small Business Mortgage Trust, Ser. 2019-SB61, Cl. A5F	2.86	1/25/2024	1,977,447	[c]	1,982,152
Federal Home Loan Mortgage Corp. Small Business Mortgage Trust, Ser. 2019-SB67, CI. A5H	2.24	8/25/2039	795,739	[c,d]	780,985
Federal Home Loan Mortgage Corp. Small Business Mortgage Trust, Ser. 2019-SB68, CI. A5H	2.39	8/25/2039	387,629	[c,d]	382,786
Federal National Mortgage Association, ACES, Ser. 2013-M2, Cl. AFL, 1 Month LIBOR +.35%	1.36	1/25/2023	1,510,419	[c,d]	1,511,314
Federal National Mortgage Association, ACES, Ser. 2014-M1, Cl. A2	3.12	7/25/2023	1,224,335	[c]	1,228,312
Federal National Mortgage Association, ACES, Ser. 2014-M13, Cl. A2	3.02	8/25/2024	301,125	[c]	300,863
Federal National Mortgage Association, ACES, Ser. 2014-M3, Cl. A2	3.50	1/25/2024	834,242	[c]	841,680
Federal National Mortgage Association, ACES, Ser. 2015-M4, Cl. AV2	2.51	7/25/2022	12,629	[c]	12,622
Federal National Mortgage Association, ACES, Ser. 2016-M3, Cl. ASQ2	2.26	2/25/2023	439,104	[c]	438,860
Federal National Mortgage Association, ACES, Ser. 2017-M10, CI. AV2	2.55	7/25/2024	2,084,912	[c]	2,072,202
Government National Mortgage Association, Ser. 2011-103, Cl. B	3.77	7/16/2051	941,129		921,644
Government National Mortgage Association, Ser. 2012-142, CI. BC	2.46	3/16/2049	1,475,485		1,436,696
Government National Mortgage Association, Ser. 2012-150, CI. A	1.90	11/16/2052	1,151,772		1,071,737
Government National Mortgage Association, Ser. 2013-105, Cl. A	1.71	2/16/2037	758,913		751,723

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.9% (continued)
U.S. Government Agencies Collateralized Municipal-Backed Securities - 28.2% (continued)
Government National Mortgage Association, Ser. 2013-142, Cl. V	3.04	2/16/2025	826,617		818,263
Government National Mortgage Association, Ser. 2013-158, Cl. AB	3.09	8/16/2053	1,769,216		1,733,861
Government National Mortgage Association, Ser. 2013-29, CI. AB	1.77	10/16/2045	191,405		185,311
Government National Mortgage Association, Ser. 2013-30, Cl. A	1.50	5/16/2042	91,501		90,658
Government National Mortgage Association, Ser. 2014-82, Cl. VG	2.88	12/16/2046	1,338,891		1,317,862
Government National Mortgage Association, Ser. 2015-188, CI. VD	2.50	3/16/2032	527,587		508,823
Government National Mortgage Association, Ser. 2017-70, CI. A	2.50	10/16/2057	649,192		641,606
Government National Mortgage Association, Ser. 2017-94, CI. AK	2.40	5/16/2051	1,313,760		1,282,995
Government National Mortgage Association, Ser. 2018-149, CI. A	3.00	7/16/2048	410,769		404,586
Government National Mortgage Association, Ser. 2018-162, Cl. AC	3.25	9/16/2048	45,528		45,495
Government National Mortgage Association, Ser. 2019-34, Cl. AL	3.15	5/16/2059	1,651,472		1,639,119
Government National Mortgage Association, Ser. 2019-55, Cl. AE	3.00	12/16/2059	1,194,395		1,166,045
Government National Mortgage Association, Ser. 2022-3, CI. AM	1.60	9/16/2051	992,489		920,781
Government National Mortgage Association, Ser. 2022-53, Cl. AE	1.50	4/16/2046	1,988,270		1,897,314
				43,122,497
U.S. Government Agencies Mortgage-Backed - 22.4%
Federal Home Loan Mortgage Corp.:
2.50%, 3/1/2027-12/1/2027			3,070,661	[c]	3,029,754
3.50%, 10/1/2026-5/1/2027			471,442	[c]	470,400
4.50%, 11/1/2024-2/1/2034			650,835	[c]	671,329
Federal National Mortgage Association:
1.90%, 9/1/2051, 1 Month SOFR +2.35%			3,015,218	[c,d]	2,908,053
1.94%, 11/1/2022			96,127	[c]	96,013
2.16%, 1/1/2023			3,309,026	[c]	3,308,846
2.25%, 1/1/2024			890,001	[c]	885,650
2.36%, 12/1/2022			1,298,718	[c]	1,297,795
2.39%, 6/1/2025			860,359	[c]	849,571
2.50%, 11/1/2026-9/1/2027			2,270,021	[c]	2,234,749
2.70%, 7/1/2024			1,826,038	[c]	1,808,617
2.72%, 3/1/2024			2,000,000	[c]	1,985,812

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.9% (continued)
U.S. Government Agencies Mortgage-Backed - 22.4% (continued)
2.74%, 10/1/2022			1,500,000	[c]	1,498,658
2.88%, 6/1/2024			921,985	[c]	921,447
2.89%, 1/1/2025			1,000,000	[c]	992,788
2.95%, 11/1/2025			1,000,000	[c]	998,835
3.09%, 8/1/2023			1,000,000	[c]	1,001,598
3.11%, 12/1/2024			1,916,092	[c]	1,912,751
3.45%, 7/1/2025			1,683,394	[c]	1,690,602
4.00%, 7/1/2029-3/1/2034			1,352,723	[c]	1,380,484
4.50%, 11/1/2022			1	[c]	1
5.00%, 3/1/2027			313,876	[c]	322,076
5.10%, 10/1/2024			694,511	[c]	719,120
6.00%, 8/1/2022			82	[c]	82
Government National Mortgage Association I:
3.00%, 5/15/2027			1,780,344		1,763,836
4.00%, 8/15/2024-7/15/2027			480,323		491,721
Government National Mortgage Association II:
3.00%, 4/20/2027			425,246		412,184
3.50%, 3/20/2026			176,757		177,579
4.50%, 7/20/2024-5/20/2025			494,682		515,982
				34,346,333
U.S. Government Agencies Obligations - 3.5%
Federal Home Loan Bank, Bonds	0.57	9/30/2024	2,000,000		1,909,020
Federal Home Loan Bank, Bonds	3.13	4/28/2025	1,500,000		1,500,898
Federal Home Loan Mortgage Corp., Notes	2.05	3/24/2025	2,000,000	[c]	1,964,944
				5,374,862
U.S. Treasury Securities - 20.4%
U.S. Treasury Notes	0.13	1/15/2024	2,500,000		2,410,791
U.S. Treasury Notes	0.13	2/15/2024	1,500,000	[e]	1,443,252
U.S. Treasury Notes	0.25	5/15/2024	4,750,000		4,546,362
U.S. Treasury Notes	0.75	11/15/2024	4,000,000		3,819,844
U.S. Treasury Notes	1.25	8/31/2024	5,750,000	[e]	5,582,891
U.S. Treasury Notes	2.50	4/30/2024	3,285,000	[e]	3,284,230
U.S. Treasury Notes	2.75	5/15/2025	3,000,000		3,002,813
U.S. Treasury Notes	2.75	8/31/2023	7,000,000		7,046,758
				31,136,941
Total Bonds and Notes (cost $157,550,150)			152,796,490

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	1-Day Yield (%)	Shares	Value ($)
Investment Companies - 2.1%
Registered Investment Companies - 2.1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $3,227,146)	0.80	3,227,146	[f] 3,227,146

Investment of Cash Collateral for Securities Loaned - 3.8%
Registered Investment Companies - 3.8%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $5,721,250)	0.80	5,721,250	[f] 5,721,250
Total Investments (cost $166,498,546)		105.8%	161,744,886
Liabilities, Less Cash and Receivables		(5.8%)	(8,801,684)
Net Assets		100.0%	152,943,202

ACES—Alternative Credit Enhancement Securities

GO—General Obligation

LIBOR—London Interbank Offered Rate

REMIC—Real Estate Mortgage Investment Conduit

SOFR—Secured Overnight Financing Rate

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

b Security purchased on a when-issued or delayed basis for which the fund has not taken delivery as of May 31, 2022.

c The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

d Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

e Security, or portion thereof, on loan. At May 31, 2022, the value of the fund’s securities on loan was $10,310,373 and the value of the collateral was $10,557,777, consisting of cash collateral of $5,721,250 and U.S. Government & Agency securities valued at $4,836,527. In addition, the value of collateral may include pending sales that are also on loan.

f Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Short-Term U.S. Government Securities Fund

May 31, 2022 (Unaudited)

The following is a summary of the inputs used as of May 31, 2022 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Investment Companies	8,948,396	-	-	8,948,396
Municipal Securities	-	11,044,503	-	11,044,503
U.S. Government Agencies Collateralized Mortgage Obligations	-	27,771,354	-	27,771,354
U.S. Government Agencies Collateralized Municipal-Backed Securities	-	43,122,497	-	43,122,497
U.S. Government Agencies Mortgage-Backed	-	34,346,333	-	34,346,333
U.S. Government Agencies Obligations	-	5,374,862	-	5,374,862
U.S. Treasury Securities	-	31,136,941	-	31,136,941

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by one or more independent pricing services (each, a “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Each Service and independent valuation firm is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At May 31, 2022, accumulated net unrealized depreciation on investments was $4,753,660, consisting of $28,881 gross unrealized appreciation and $4,782,541 gross unrealized depreciation.

At May 31, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.